OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial liabilities [abstract]
Summary of Other Financial Liabilities at Fair Value Through Profit or Loss

	Group
	2025	2024
	£m	£m
Structured Notes Programmes	331	355
Structured deposits	824	605
Zero Amortising Guaranteed Notes	95	95
	1,250	1,055